LONG-TERM DEBT LONG-TERM DEBT (Narrative) (Details) - USD ($) $ in Millions	Dec. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2%
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,000		$ 1,000
Term loan, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2%
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 300
Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 1.25%
Disclosure of detailed information about borrowings [line items]
Credit facility cancelled		$ 300